SCHEDULE OF AMORTIZATION STRAIGHT LINE METHOD (Details)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Intangible asset, Rate	0.20	0.20	0.20